Pension Plans and Postretirement Benefits - Obligations and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	$ 593,927	$ 611,284
Amounts recognized in balance sheet consist of:
Pension liability	(18,403)	(15,681)
Domestic Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	583,421	615,361
Interest cost	26,972	23,996	26,521
Actuarial loss (gain)	36,885	(25,137)
Terminated Vested Employees Lump Sum Settlement	(54,551)
Curtailments and other adjustments		3,850
Benefits paid	(36,095)	(34,649)
Benefit obligation at end of year	556,632	583,421	615,361
Change in plan assets:
Fair value of plan assets at beginning of year	567,801	605,892
Actual return on plan assets	73,114	(4,982)
Company contributions	1,552	1,540
Terminated Vested Employees Lump Sum Settlement	(54,551)
Benefits paid	(36,095)	(34,649)
Fair value of plan assets at end of year	551,821	567,801	605,892
Funded status	(4,811)	(15,620)
Amounts recognized in balance sheet consist of:
Other Assets	12,685	598
Accrued pension liability—current	(1,519)	(1,519)
Pension liability	(15,977)	(14,699)
Accrued benefit liability	(17,496)	(16,218)
Net (Liability)/ Asset	(4,811)	(15,620)
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	556,632	583,421
Accumulated benefit obligation	556,632	583,421
Fair value of plan assets	551,821	567,801
TCN Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	40,396	48,009
Interest cost	1,900	1,867	1,843
Actuarial loss (gain)	4,438	(5,860)
Curtailments and other adjustments		(621)
Benefits paid	(2,749)	(2,999)
Benefit obligation at end of year	43,985	40,396	48,009
Change in plan assets:
Fair value of plan assets at beginning of year	43,483	39,039
Actual return on plan assets	1,372	6,943
Company contributions		500
Benefits paid	(2,749)	(2,999)
Fair value of plan assets at end of year	42,106	43,483	39,039
Funded status	(1,879)	3,087
Amounts recognized in balance sheet consist of:
Other Assets		3,087
Pension liability	(1,879)
Accrued benefit liability	(1,879)
Net (Liability)/ Asset	(1,879)	3,087
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	43,985	40,396
Accumulated benefit obligation	43,985	40,396
Fair value of plan assets	$ 42,106	$ 43,483